UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21619

Nuveen S&P 500 Buy-Write Income Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       December 31

Date of reporting period:  September 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

BXMX	Nuveen S&P 500 Buy-Write Income Fund Portfolio of Investments September 30, 2018
(Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 99.8%

	COMMON STOCKS – 99.8% (2)

	Aerospace & Defense – 2.7%

50,341	Arconic, Inc.	$1,108,005
38,494	Boeing Company	14,315,919
8,874	Huntington Ingalls Industries Inc.	2,272,454
18,432	Northrop Grumman Corporation	5,849,764
35,177	Raytheon Company	7,269,679
62,472	United Technologies Corporation	8,734,210
	Total Aerospace & Defense	39,550,031

	Air Freight & Logistics – 0.5%

64,481	United Parcel Service, Inc., Class B	7,528,157

	Airlines – 0.4%

59,291	United Continental Holdings Inc., (3)	5,280,456

	Auto Components – 0.1%

18,135	Cooper Tire & Rubber Company	513,221
67,376	Gentex Corporation	1,445,889
	Total Auto Components	1,959,110

	Automobiles – 0.4%

324,831	Ford Motor Company	3,004,687
35,947	Harley-Davidson Inc.	1,628,399
2,190	Tesla Inc., (3)	579,846
	Total Automobiles	5,212,932

	Banks – 6.3%

663,170	Bank of America Corporation	19,536,988
173,016	Citigroup Inc.	12,412,168
43,122	Comerica Incorporated	3,889,604
76,490	Fifth Third Bancorp.	2,135,601
108,513	First Horizon National Corporation	1,872,934
241,294	JPMorgan Chase & Co	27,227,615
20,320	M&T Bank Corporation	3,343,453
156,274	U.S. Bancorp.	8,252,830
279,478	Wells Fargo & Company	14,689,364
	Total Banks	93,360,557

	Beverages – 1.8%

241,673	Coca-Cola Company	11,162,876
51,957	Monster Beverage Corporation, (3)	3,028,054
111,813	PepsiCo, Inc.	12,500,693
	Total Beverages	26,691,623

	Biotechnology – 3.2%

107,018	AbbVie Inc.	10,121,762
3,485	Alnylam Pharmaceuticals, Inc., (3)	305,007
59,071	Amgen Inc.	12,244,828
19,760	Biogen Inc., (3)	6,981,406
11,841	BioMarin Pharmaceutical Inc., (3)	1,148,222
67,745	Celgene Corporation, (3)	6,062,500
105,356	Gilead Sciences Inc.	8,134,537
9,661	Seattle Genetics Inc., (3)	745,056
5,986	Shire PLC, ADR	1,085,082
	Total Biotechnology	46,828,400

BXMX	Nuveen S&P 500 Buy-Write Income Fund (continued)
Portfolio of Investments September 30, 2018
(Unaudited)

Shares	Description (1)	Value

	Building Products – 0.4%

28,365	Allegion PLC	$2,569,018
88,587	Masco Corporation	3,242,284
	Total Building Products	5,811,302

	Capital Markets – 2.2%

118,312	Charles Schwab Corporation	5,815,035
31,680	CME Group Inc.	5,392,253
28,291	Eaton Vance Corporation	1,486,975
32,519	Goldman Sachs Group Inc.	7,292,061
73,621	Intercontinental Exchange Inc.	5,513,477
31,797	Legg Mason Inc.	993,020
126,664	Morgan Stanley	5,898,742
17,078	Waddell & Reed Financial Inc., Class A	361,712
	Total Capital Markets	32,753,275

	Chemicals – 1.4%

4,418	AdvanSix, Inc., (3)	149,991
11,094	Chemours Company	437,547
192,245	DowDuPont Inc.	12,363,276
32,774	Eastman Chemical Company	3,137,127
25,424	Olin Corporation	652,888
51,453	RPM International Inc.	3,341,358
	Total Chemicals	20,082,187

	Commercial Services & Supplies – 0.4%

14,145	Deluxe Corporation	805,416
26,475	Pitney Bowes Inc.	187,443
56,182	Waste Management Inc.	5,076,606
	Total Commercial Services & Supplies	6,069,465

	Communications Equipment – 1.4%

24,808	Ciena Corporation, (3)	775,002
308,109	Cisco Systems Inc.	14,989,503
5,462	Lumentum Holdings Inc., (3)	327,447
21,003	Motorola Solutions Inc.	2,733,330
3,531	Palo Alto Networks Inc., (3)	795,393
27,916	Viavi Solutions Inc., (3)	316,567
	Total Communications Equipment	19,937,242

	Consumer Finance – 0.4%

60,037	Discover Financial Services	4,589,829
35,850	Navient Corporation	483,258
93,115	SLM Corporation, (3)	1,038,232
	Total Consumer Finance	6,111,319

	Containers & Packaging – 0.3%

20,788	Avery Dennison Corporation	2,252,380
21,019	Packaging Corporation of America	2,305,574
5,718	Sonoco Products Company	317,349
	Total Containers & Packaging	4,875,303

	Distributors – 0.1%

20,796	Genuine Parts Company	2,067,122

	Diversified Financial Services – 2.0%

135,041	Berkshire Hathaway Inc., Class B, (3)	28,913,629
53,398	Jefferies Financial Group Inc.	1,172,620
	Total Diversified Financial Services	30,086,249

	Diversified Telecommunication Services – 1.9%

390,223	AT&T Inc.	13,103,688

Shares	Description (1)	Value

	Diversified Telecommunication Services (continued)

47,582	CenturyLink Inc.	$1,008,738
269,870	Verizon Communications Inc.	14,408,359
	Total Diversified Telecommunication Services	28,520,785

	Electric Utilities – 1.4%

72,631	Duke Energy Corporation	5,811,933
48,432	Evergy Inc.	2,659,885
57,526	OGE Energy Corporation	2,089,344
76,389	Pinnacle West Capital Corporation	6,048,481
79,367	Southern Company	3,460,401
	Total Electric Utilities	20,070,044

	Electrical Equipment – 0.9%

36,128	Eaton Corporation PLC	3,133,381
57,064	Emerson Electric Company	4,369,961
10,024	Hubbell Inc.	1,338,906
19,742	Rockwell Automation Inc.	3,702,020
	Total Electrical Equipment	12,544,268

	Electronic Equipment, Instruments & Components – 0.3%

109,648	Coming Inc.	3,870,574

	Energy Equipment & Services – 0.8%

13,789	Diamond Offshore Drilling Inc., (3)	275,780
99,917	Halliburton Company	4,049,636
45,801	Patterson-UTI Energy Inc.	783,655
113,482	Schlumberger Ltd	6,913,323
	Total Energy Equipment & Services	12,022,394

	Entertainment – 2.0%

67,588	Activision Blizzard Inc.	5,622,646
28,618	Netflix Inc., (3)	10,706,852
111,160	Walt Disney Company	12,999,050
	Total Entertainment	29,328,548

	Equity Real Estate Investment Trusts – 2.2%

80,655	Apartment Investment & Management Company, Class A	3,559,305
109,496	Brandywine Realty Trust	1,721,277
34,687	CBL & Associates Properties Inc.	138,401
70,636	CubeSmart	2,015,245
117,785	Equity Commonwealth, (3)	3,779,721
68,970	Healthcare Realty Trust Inc.	2,018,062
111,415	Lexington Realty Trust	924,745
55,742	Liberty Property Trust	2,355,100
82,529	Prologis Inc.	5,594,641
11,918	Sabra Health Care REIT Inc.	275,544
26,716	Senior Housing Properties Trust	469,133
49,503	Ventas Inc.	2,691,973
58,810	Welltower Inc.	3,782,659
80,210	Weyerhaeuser Company	2,588,377
	Total Equity Real Estate Investment Trusts	31,914,183

	Food & Staples Retailing – 1.3%

106,836	Kroger Company	3,109,996
81,324	Walgreens Boots Alliance Inc.	5,928,520
101,024	Walmart Inc.	9,487,164
	Total Food & Staples Retailing	18,525,680

	Food Products – 0.7%

40,442	Lamb Weston Holdings Inc.	2,693,437
185,795	Mondelez International Inc., Class A	7,981,753
	Total Food Products	10,675,190

BXMX	Nuveen S&P 500 Buy-Write Income Fund (continued)
Portfolio of Investments September 30, 2018
(Unaudited)

Shares	Description (1)	Value

	Gas Utilities – 0.2%

13,073	Atmos Energy Corporation	$1,227,685
23,200	National Fuel Gas Company	1,300,592
	Total Gas Utilities	2,528,277

	Health Care Equipment & Supplies – 2.8%

138,570	Abbott Laboratories	10,165,495
13,397	Avanos Medical Inc., (3)	917,695
64,582	Baxter International Inc.	4,978,626
23,920	Hill-Rom Holdings Inc.	2,258,048
67,993	Hologic Inc., (3)	2,786,353
14,040	Intuitive Surgical Inc., (3)	8,058,960
130,959	Medtronic PLC	12,882,437
	Total Health Care Equipment & Supplies	42,047,614

	Health Care Providers & Services – 3.5%

37,494	Aetna Inc.	7,605,658
25,973	Anthem Inc.	7,117,901
80,368	CVS Health Corporation	6,326,569
50,516	Express Scripts Holding Company, (3)	4,799,525
31,458	HCA Healthcare Inc.	4,376,437
35,558	Henry Schein Inc., (3)	3,023,497
71,270	UnitedHealth Group Inc.	18,960,671
	Total Health Care Providers & Services	52,210,258

	Health Care Technology – 0.2%

47,111	Cerner Corporation, (3)	3,034,420

	Hotels, Restaurants & Leisure – 1.6%

51,356	Carnival Corporation	3,274,972
5,428	Domino’s Pizza Inc.	1,600,174
3,590	Las Vegas Sands Corporation	212,995
32,679	Marriott International Inc., Class A	4,314,608
5,669	Marriott Vacations Worldwide Corporation	633,542
71,144	McDonald’s Corporation	11,901,680
9,084	Wynn Resorts Ltd	1,154,213
	Total Hotels, Restaurants & Leisure	23,092,184

	Household Durables – 0.4%

13,039	Garmin Ltd	913,382
49,084	KB Home	1,173,598
54,363	Newell Brands Inc.	1,103,569
400	NVR Inc., (3)	988,320
15,291	TopBuild Corporation, (3)	868,835
11,087	Whirlpool Corporation	1,316,581
	Total Household Durables	6,364,285

	Household Products – 1.4%

101,528	Colgate-Palmolive Company	6,797,300
173,832	Procter & Gamble Company	14,468,037
	Total Household Products	21,265,337

	Industrial Conglomerates – 1.8%

47,999	3M Company	10,113,869
537,749	General Electric Company	6,071,186
65,868	Honeywell International Inc.	10,960,435
	Total Industrial Conglomerates	27,145,490

	Insurance – 2.2%

48,752	Allstate Corporation	4,811,822
86,956	American International Group Inc.	4,629,537
47,396	Arthur J Gallagher & Company	3,528,158

Shares	Description (1)	Value

	Insurance (continued)

40,755	CNO Financial Group Inc.	$864,821
26,175	Fidelity National Financial Inc.	1,029,986
65,958	Genworth Financial Inc., (3)	275,045
74,204	Hartford Financial Services Group Inc.	3,707,232
2,764	Kemper Corporation	222,364
51,264	Lincoln National Corporation	3,468,522
64,456	Marsh & McLennan Companies, Inc.	5,331,800
38,705	Travelers Companies, Inc.	5,020,426
	Total Insurance	32,889,713

	Interactive Media & Services – 5.2%

22,494	Alphabet Inc., Class A, (3)	27,152,058
17,079	Alphabet Inc., Class C, (3)	20,383,274
165,785	Facebook Inc., Class A, (3)	27,265,001
6,092	IAC/InterActiveCorp, (3)	1,320,258
	Total Interactive Media & Services	76,120,591

	Internet & Direct Marketing Retail – 4.2%

25,648	Amazon.com Inc., (3)	51,372,944
3,418	Booking Holdings Inc., (3)	6,781,312
83,385	eBay Inc., (3)	2,753,373
11,216	Qurate Retail Inc., (3)	249,107
	Total Internet & Direct Marketing Retail	61,156,736

	IT Services – 4.2%

26,791	Akamai Technologies Inc., (3)	1,959,762
7,370	Alliance Data Systems Corporation	1,740,499
38,161	Automatic Data Processing Inc.	5,749,336
9,010	Black Knight Inc., (3)	468,070
21,471	Broadridge Financial Solutions Inc.	2,833,098
46,407	Fidelity National Information Services Inc.	5,061,611
58,645	International Business Machines Corporation	8,867,710
91,531	PayPal Holdings Inc., (3)	8,040,083
26,317	VeriSign Inc., (3)	4,213,878
148,696	Visa Inc., Class A	22,317,783
	Total IT Services	61,251,830

	Leisure Products – 0.1%

40,361	Mattel Inc., (3)	633,668
7,753	Polaris Industries Inc.	782,665
	Total Leisure Products	1,416,333

	Machinery – 1.9%

46,143	Caterpillar Inc.	7,036,346
18,648	Cummins Inc.	2,723,913
27,031	Deere & Company	4,063,570
33,165	Graco Inc.	1,536,866
21,850	Hillenbrand Inc.	1,142,755
27,203	Ingersoll-Rand PLC	2,782,867
16,893	Parker-Hannifin Corporation	3,107,129
10,877	Snap-on Inc.	1,997,017
23,686	Stanley Black & Decker Inc.	3,468,578
10,383	Timken Company	517,593
	Total Machinery	28,376,634

	Media – 1.4%

51,987	CBS Corporation, Class B	2,986,653
331,662	Comcast Corporation, Class A	11,744,151
32,173	DISH Network Corporation, Class A, (3)	1,150,506
50,485	New York Times Company, Class A	1,168,728
90,019	News Corporation, Class A	1,187,351
36,559	Omnicom Group Inc.	2,486,743
	Total Media	20,724,132

BXMX	Nuveen S&P 500 Buy-Write Income Fund (continued)
Portfolio of Investments September 30, 2018
(Unaudited)

Shares	Description (1)	Value

	Metals & Mining – 0.3%

24,264	Barrick Gold Corporation	$268,845
53,920	Newmont Mining Corporation	1,628,384
27,776	Nucor Corporation	1,762,387
3,526	Southern Copper Corporation	152,112
	Total Metals & Mining	3,811,728

	Mortgage Real Estate Investment Trusts – 0.0%

10,398	Annaly Capital Management Inc.	106,372

	Multiline Retail – 0.6%

27,153	Dollar Tree Inc., (3)	2,214,327
30,302	Macy’s Inc.	1,052,388
20,068	Nordstrom Inc.	1,200,267
41,746	Target Corporation	3,682,415
	Total Multiline Retail	8,149,397

	Multi-Utilities – 1.4%

54,853	Ameren Corporation	3,467,807
57,390	Consolidated Edison Inc.	4,372,544
17,519	NorthWestern Corporation	1,027,665
87,538	Public Service Enterprise Group Inc.	4,621,131
103,223	WEC Energy Group Inc.	6,891,167
	Total Multi-Utilities	20,380,314

	Oil, Gas & Consumable Fuels – 5.2%

56,617	Cenovus. Energy Inc.	567,869
7,267	Cheniere Energy Inc., (3)	504,984
127,433	Chevron Corporation	15,582,507
44,565	CNX Resources Corporation, (3)	637,725
116,452	ConocoPhillips	9,013,385
3,556	CONSOL Energy Inc., (3)	145,120
39,040	Continental Resources Inc., (3)	2,665,651
130,219	Encana Corporation	1,707,171
267,169	Exxon Mobil Corporation	22,714,708
53,324	Hess Corporation	3,816,932
80,979	Occidental Petroleum Corporation	6,654,044
31,741	ONEOK Inc.	2,151,722
51,298	Phillips 66	5,782,311
5,635	Suncor Energy Inc.	218,018
42,524	Valero Energy Corporation	4,837,105
	Total Oil, Gas & Consumable Fuels	76,999,252

	Pharmaceuticals – 4.9%

24,807	Allergan PLC	4,725,237
111,928	Bristol-Myers Squibb Company	6,948,490
74,038	Eli Lilly & Company	7,945,018
174,205	Johnson & Johnson	24,069,905
171,963	Merck & Company Inc.	12,199,055
381,619	Pfizer Inc.	16,817,949
	Total Pharmaceuticals	72,705,654

	Professional Services – 0.1%

9,803	ManpowerGroup Inc.	842,666

	Road & Rail – 0.9%

9,740	Canadian Pacific Railway Ltd	2,064,296
43,887	Norfolk Southern Corporation	7,921,604
23,216	Old Dominion Freight Line Inc.	3,743,812
	Total Road & Rail	13,729,712

	Semiconductors & Semiconductor Equipment – 3.8%

56,912	Analog Devices Inc.	5,262,084

Shares	Description (1)	Value

	Semiconductors & Semiconductor Equipment (continued)

30,081	Broadcom Inc.	$7,421,885
310,518	Intel Corporation	14,684,396
31,154	Lam Research Corporation	4,726,062
45,874	Microchip Technology Inc.	3,619,917
42,649	NVIDIA Corporation	11,985,222
12,918	NXP Semiconductors NV	1,104,489
45,403	ON Semiconductor Corporation, (3)	836,777
96,248	QUALCOM, Inc.	6,932,743
	Total Semiconductors & Semiconductor Equipment	56,573,575

	Software – 6.7%

46,391	Adobe Systems Inc., (3)	12,523,250
26,327	Autodesk Inc., (3)	4,109,908
24,616	CDK Global Inc.	1,539,977
6,526	Dell Technologies Inc. Class V, (3)	633,805
484,269	Microsoft Corporation	55,385,846
204,039	Oracle Corporation	10,520,251
73,974	salesforce.com, inc., (3)	11,764,085
9,494	ServiceNow Inc., (3)	1,857,311
	Total Software	98,334,433

	Specialty Retail – 2.8%

32,842	American Eagle Outfitters Inc.	815,467
26,472	Best Buy Company Inc.	2,100,818
26,110	CarMax Inc., (3)	1,949,634
22,213	Gap Inc.	640,845
83,604	Home Depot Inc.	17,318,569
22,988	L Brands Inc.	696,536
62,100	Lowe’s Companies, Inc.	7,130,322
32,953	Ross Stores Inc.	3,265,642
16,022	Tiffany & Company	2,066,357
44,364	TJX Companies, Inc.	4,969,655
	Total Specialty Retail	40,953,845

	Technology Hardware, Storage & Peripherals – 4.9%

290,412	Apple Inc.	65,557,605
146,131	HP Inc.	3,765,796
32,286	NetApp Inc.	2,773,045
	Total Technology Hardware, Storage & Peripherals	72,096,446

	Textiles, Apparel & Luxury Goods – 0.4%

10,340	lululemon athletica inc., (3)	1,680,147
50,725	VF Corporation	4,740,251
	Total Textiles, Apparel & Luxury Goods	6,420,398

	Thrifts & Mortgage Finance – 0.1%

64,339	MGIC Investment Corporation, (3)	856,352

	Tobacco – 1.1%

126,802	Altria Group Inc.	7,647,429
105,991	Philip Morris International Inc.	8,642,506
23,439	Vector Group Ltd	322,991
	Total Tobacco	16,612,926

	Wireless Telecommunication Services – 0.0%

41,446	Sprint Corporation, (3)	271,065
	Total Long-Term Investments (cost $668,221,717)	1,470,144,365

BXMX	Nuveen S&P 500 Buy-Write Income Fund (continued)
Portfolio of Investments September 30, 2018
(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 2.4%

	REPURCHASE AGREEMENTS – 2.4%

$35,138	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/28/18, repurchase price $35,140,938, collateralized by $33,165,000 U.S. Treasury Bonds, 3.625%, due 2/15/44, value $35,841,614	1.050%	10/01/18	$35,137,863
	Total Short-Term Investments (cost $35,137,863)			35,137,863
	Total Investments (cost $703,359,580) – 102.2%			1,505,282,228
	Other Assets Less Liabilities – (2.2)% (4)			(32,655,531)
	Net Assets – 100%			$1,472,626,697

Investments in Derivatives

Options Written

Description (5)	Type	Number of Contracts	Notional Amount (6)	Exercise Price	Expiration Date	Value
S&P 500® Index	Call	(572)	$(166,166,000)	$2,905	10/05/18	$(1,112,540)
S&P 500® Index	Call	(581)	(169,942,500)	2,925	10/12/18	(758,205)
S&P 500® Index	Call	(544)	(157,760,000)	2,900	10/19/18	(1,825,120)
S&P 500® Index	Call	(548)	(160,290,000)	2,925	10/19/18	(961,740)
S&P 500® Index	Call	(561)	(164,653,500)	2,935	10/19/18	(715,275)
S&P 500® Index	Call	(582)	(165,870,000)	2,850	11/16/18	(5,246,730)
S&P 500® Index	Call	(539)	(156,310,000)	2,900	11/16/18	(2,816,275)
S&P 500® Index	Call	(547)	(159,997,500)	2,925	11/16/18	(1,977,405)
S&P 500® Index	Call	(522)	(153,990,000)	2,950	12/21/18	(2,184,570)
Total Options Written (premiums received $19,201,432)		(4,996)	$(1,454,979,500)			$(17,597,860)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$1,470,144,365	$—	$—	$1,470,144,365

Short-Term Investments:
Repurchase Agreements	—	35,137,863	—	35,137,863

Investments in Derivatives:
Options Written	(17,597,860)	—	—	(17,597,860)
Total	$1,452,546,505	$35,137,863	$—	$1,487,684,368

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recording income, timing differences in recognizing certain gains and losses on investment transactions and the recognition of unrealized gain or loss for tax (mark-to-market) on options contracts. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

The tables below present the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, as determined on a federal income tax basis, as of September 30, 2018.

For purposes of this disclosure, derivative tax cost is generally the sum of any upfront fees or premiums exchanged and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting. If a particular derivative category does not disclose any tax unrealized appreciation or depreciation, the change in value of those derivatives have generally been fully realized for tax purposes.

Tax cost of investments	$703,894,274
Gross unrealized:
Appreciation	$829,922,694
Depreciation	(28,534,740)
Net unrealized appreciation (depreciation) of investments	$801,387,954

Tax cost of options written	$(17,597,860)
Net unrealized appreciation (depreciation) of options written	—

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	The Fund may designate up to 100% of its common stock investments to cover outstanding call options written.

(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(4)

Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable. Other assets less liabilities also includes the value of options.

(5)	Exchange-traded, unless otherwise noted.

(6)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Exercise Price by 100.

ADR	American Depositary Receipt

Item 2. Controls and Procedures.

a.

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen S&P 500 Buy-Write Income Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: November 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer (principal executive officer)

Date: November 29, 2018

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: November 29, 2018